Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Goodwill	$ 20,318	$ 26,753	$ 26,753
Northeast Merchant Systems, Inc. (“Northeast”) [Member]
Goodwill [Line Items]
Goodwill		2,793	2,793
Charge Savvy LLC [Member]
Goodwill [Line Items]
Goodwill		3,755	3,755
Transact Europe Holdings [Member]
Goodwill [Line Items]
Goodwill		$ 20,205	$ 20,205